SHARE CAPITAL - Summary of measurement of stock option fair value assumptions (Details)	Dec. 31, 2025 yr $ / shares	Nov. 14, 2025 yr $ / shares	Oct. 01, 2025 yr $ / shares	Aug. 29, 2025 yr $ / shares	Aug. 15, 2025 yr $ / shares	Mar. 07, 2025 yr $ / shares	Nov. 27, 2024 yr $ / shares
Granted to consultants
Disclosure of classes of share capital [line items]
Risk-free interest rate		3.22%	3.19%	3.38%	3.46%	3.03%
Expected annual volatility, based on historical share price of the Company		82.38%	82.62%	82.54%	82.77%	83.43%
Expected life (in years) | yr		10	10	10	10	10.00
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%
Unvested forfeiture rate						2.00%
CAD/USD exchange rate on date of grant		0.7130	0.7174	0.7277	0.7243
Share price (in CAD per share)		$ 8.25	$ 8.39	$ 10.32	$ 9.81	$ 10.45
Exercise price (in CAD per share)		$ 8.39	$ 8.39	$ 11.00	$ 11.00	$ 10.45
Granted to employees
Disclosure of classes of share capital [line items]
Risk-free interest rate	3.42%	3.22%			3.46%
Expected annual volatility, based on historical share price of the Company	81.91%	82.38%			82.77%
Expected life (in years) | yr	10	10			10
Expected dividend yield	0.00%	0.00%			0.00%
CAD/USD exchange rate on date of grant	0.7296	0.7130			0.7243
Share price (in CAD per share)	$ 11.11	$ 8.25			$ 9.81
Exercise price (in CAD per share)	$ 11.65	$ 8.39			$ 10.00
Granted to Employees and Consultants
Disclosure of classes of share capital [line items]
Risk-free interest rate							3.23%
Expected annual volatility, based on historical share price of the Company							86.06%
Expected life (in years) | yr							10.00
Expected dividend yield							0.00%
Share price (in CAD per share)							$ 14.37
Exercise price (in CAD per share)							$ 14.37
Minimum | Granted to consultants
Disclosure of classes of share capital [line items]
Unvested forfeiture rate		0.00%	0.00%	0.00%	0.00%
Minimum | Granted to employees
Disclosure of classes of share capital [line items]
Unvested forfeiture rate	0.00%	0.00%			0.00%
Minimum | Granted to Employees and Consultants
Disclosure of classes of share capital [line items]
Unvested forfeiture rate							0.00%
Maximum | Granted to consultants
Disclosure of classes of share capital [line items]
Unvested forfeiture rate		2.90%	2.90%	2.90%	2.90%
Maximum | Granted to employees
Disclosure of classes of share capital [line items]
Unvested forfeiture rate	3.00%	3.00%			3.00%
Maximum | Granted to Employees and Consultants
Disclosure of classes of share capital [line items]
Unvested forfeiture rate							3.40%